Contingent Liabilities and Commitments (Details) ₪ in Thousands	Dec. 31, 2020 ILS (₪)
Contingent Liabilities and Commitments (Details) [Line Items]
Restricted bank deposit to secure credit card payments	₪ 52
Restricted bank deposit to secure the rent payment	164
Vehicles
Contingent Liabilities and Commitments (Details) [Line Items]
Future minimum lease fees payable 2021	45
Future minimum lease fees payable 2022	26
Future minimum lease fees payable 2023	7
New Offices
Contingent Liabilities and Commitments (Details) [Line Items]
Future minimum lease fees payable 2021	368
Future minimum lease fees payable 2022	₪ 376